UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2006

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Montag & Caldwell, Inc.
Address:        3455 Peachtree Rd NE
                Suite 1200
                Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rebecca M. Keister
Title:          Executive Vice President and Chief Compliance Officer
Phone:          404-836-7141
Signature, Place, and Date of Signing

Rebecca M. Keister, Atlanta, GA   April 27, 2006


Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[     ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: 20,198,541.00



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2374 55900.000SH       SOLE                20900.000         35000.000
American Express Co            COM              025816109   572450 10893436.000SH    SOLE              8423846.000       2469590.000
                                                             70207 1336000.000SH     OTHER                               1336000.000
American Int'l Group           COM              026874107   481394 7283907.000SH     SOLE              5640677.000       1643230.000
                                                             52872 800000.000SH      OTHER                                800000.000
Amgen                          COM              031162100   531542 7306417.000SH     SOLE              5640254.000       1666163.000
                                                             66566 915000.000SH      OTHER                                915000.000
Baker Hughes Inc               COM              057224107   375133 5484396.000SH     SOLE              4253224.000       1231172.000
                                                             46854 685000.000SH      OTHER                                685000.000
Bed Bath & Beyond Inc Company  COM              075896100   192344 5008951.000SH     SOLE              3867613.000       1141338.000
                                                             25190 656000.000SH      OTHER                                656000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      542    6.000 SH       SOLE                    6.000
Caremark RX, Inc               COM              141705103   366813 7458582.000SH     SOLE              5762222.000       1696360.000
                                                             43278 880000.000SH      OTHER                                880000.000
Cisco Sys Inc Com              COM              17275R102   207209 9562010.000SH     SOLE              7290085.000       2271925.000
                                                             22537 1040000.000SH     OTHER                               1040000.000
Coca-Cola Co                   COM              191216100      298 7110.000 SH       SOLE                 3700.000          3410.000
Colgate-Palmolive Co           COM              194162103   538822 9436457.000SH     SOLE              7430899.000       2005558.000
                                                             76057 1332000.000SH     OTHER                               1332000.000
ConocoPhillips                 COM              20825C104   380769 6029599.000SH     SOLE              4665804.000       1363795.000
                                                             47552 753000.000SH      OTHER                                753000.000
Costco Wholesale Corp-New      COM              22160K105   206750 3817388.000SH     SOLE              2946044.000        871344.000
                                                             25130 464000.000SH      OTHER                                464000.000
Disney, Walt Co                COM              254687106      633 22691.000SH       SOLE                22691.000
Ebay, Inc.                     COM              278642103   535237 13724021.000SH    SOLE             10609778.000       3114243.000
                                                             60606 1554000.000SH     OTHER                               1554000.000
Electronic Arts, Inc.          COM              285512109      602 11000.000SH       SOLE                11000.000
Exxon Mobil Corp               COM              30231G102     1400 23009.000SH       SOLE                23009.000
Genentech, Inc.                COM              368710406   690898 8175345.000SH     SOLE              6363714.000       1811631.000
                                                             88144 1043000.000SH     OTHER                               1043000.000
General Electric Co            COM              369604103   849922 24437104.000SH    SOLE             18949401.000       5487703.000
                                                            105905 3045000.000SH     OTHER                               3045000.000
Google Inc Cl A                COM              38259P508   619009 1587202.000SH     SOLE              1226977.000        360225.000
                                                             78000 200000.000SH      OTHER                                200000.000
Halliburton Co Com             COM              406216101   768892 10529873.000SH    SOLE              8125050.000       2404823.000
                                                            102228 1400000.000SH     OTHER                               1400000.000
Hewlett Packard Co Com         COM              428236103   539238 16390222.000SH    SOLE             12664982.000       3725240.000
                                                             65800 2000000.000SH     OTHER                               2000000.000
Illinois Tool Works            COM              452308109   194593 2020483.000SH     SOLE              1550930.000        469553.000
                                                             22151 230000.000SH      OTHER                                230000.000
Intel Corp                     COM              458140100      664 34100.000SH       SOLE                25900.000          8200.000
Int'l Business Machines        COM              459200101      665 8064.000 SH       SOLE                 5564.000          2500.000
Johnson & Johnson              COM              478160104   377533 6375091.000SH     SOLE              4969743.000       1405348.000
                                                             47376 800000.000SH      OTHER                                800000.000
Kohls Corp Com                 COM              500255104   318052 5999837.000SH     SOLE              4634758.000       1365079.000
                                                             40977 773000.000SH      OTHER                                773000.000
Lauder Estee Cos Inc Cl A      COM              518439104   323315 8693590.000SH     SOLE              6644148.000       2049442.000
                                                             44256 1190000.000SH     OTHER                               1190000.000
Eli Lilly & Co                 COM              532457108   706630 12778131.000SH    SOLE              9879546.000       2898585.000
                                                             84277 1524000.000SH     OTHER                               1524000.000
Maxim Integrated Products      COM              57772K101   508232 13680537.000SH    SOLE             10588609.000       3091928.000
                                                             59440 1600000.000SH     OTHER                               1600000.000
McDonald's Corp                COM              580135101   608925 17721920.000SH    SOLE             13717418.000       4004502.000
                                                             81571 2374000.000SH     OTHER                               2374000.000
Medtronic Inc                  COM              585055106   602102 11864078.000SH    SOLE              9162606.000       2701472.000
                                                             73232 1443000.000SH     OTHER                               1443000.000
Microsoft Corp                 COM              594918104   538009 19772471.000SH    SOLE             15105903.000       4666568.000
                                                             64760 2380000.000SH     OTHER                               2380000.000
Nike Inc Class B               COM              654106103   456236 5361168.000SH     SOLE              4146640.000       1214528.000
                                                             55400 651000.000SH      OTHER                                651000.000
Nokia Corp Sponsored ADR       COM              654902204      332 16000.000SH       SOLE                16000.000
Omnicom Group                  COM              681919106   188868 2268685.000SH     SOLE              1752070.000        516615.000
                                                             22478 270000.000SH      OTHER                                270000.000
Paychex Inc.                   COM              704326107   522137 12533274.000SH    SOLE              9686622.000       2846652.000
                                                             63906 1534000.000SH     OTHER                               1534000.000
Pepsico Inc                    COM              713448108   711095 12304808.000SH    SOLE              9512451.000       2792357.000
                                                             87841 1520000.000SH     OTHER                               1520000.000
Procter & Gamble Co            COM              742718109   714652 12400685.000SH    SOLE              9591333.000       2809352.000
                                                             91632 1590000.000SH     OTHER                               1590000.000
Qualcomm Inc Com               COM              747525103   578092 11422484.000SH    SOLE              8826251.000       2596233.000
                                                             67817 1340000.000SH     OTHER                               1340000.000
Research In Motion             COM              760975102   309294 3643900.000SH     SOLE              2923165.000        720735.000
                                                             37347 440000.000SH      OTHER                                440000.000
Royal Dutch Shell PLC Spons AD COM              780259206      250 4008.000 SH       SOLE                 4008.000
Schlumberger                   COM              806857108   822891 6501471.000SH     SOLE              5018750.000       1482721.000
                                                            103787 820000.000SH      OTHER                                820000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Str Corp Com             COM              857477103      338 5600.000 SH       SOLE                 5600.000
Stryker Corp Com               COM              863667101   497185 11213034.000SH    SOLE              8604752.000       2608282.000
                                                             61677 1391000.000SH     OTHER                               1391000.000
3M Company                     COM              88579Y101   562691 7434149.000SH     SOLE              5745841.000       1688308.000
                                                             69635 920000.000SH      OTHER                                920000.000
United Parcel Service-Cl B     COM              911312106   564843 7115680.000SH     SOLE              5503271.000       1612409.000
                                                             69696 878000.000SH      OTHER                                878000.000
Walgreen Co Com                COM              931422109      819 19000.000SH       SOLE                                  19000.000
Wrigley WM JR Co Com           COM              982526105     1645 25700.000SH       SOLE                 9300.000         16400.000